Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 5,357,000	$ 4,053,000
Additions based on tax positions related to the current year	2,366,000	1,754,000
Reductions for tax positions of prior years	(661,000)	(450,000)
Ending Balance	7,062,000	5,357,000	4,053,000
Income Taxes (Textual) [Abstract]
Federal loss carryback period	3 years
Deferred income tax expenses relating to changes in accumulated other comprehensive income (loss)	(76,800,000)	68,500,000	94,400,000
Accrued estimated penalties and interest on unrecognized tax benefits	2,500,000	1,300,000
Estimated penalties and interest included in income tax (benefit) expense	1,200,000	626,000	(270,000)
Amount included in retained earnings for which no deferred income taxes have been provided	58,000,000
Unrecognized deferred tax liability related to base-year deduction	23,500,000	23,500,000
Valuation allowance	$ 0	$ 0